Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2024 and 2023, property and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Electronic equipment	$150,309	$152,552
Office equipment	12,764	12,954
Leasehold improvement	-	-
Total property and equipment	163,073	165,506
Less: accumulated depreciation	(154,541)	(156,444)
Total property and equipment, net	$8,532	$9,062

Depreciation and amortization expenses for the years ended December 31, 2024, 2023 and 2022 were $400, $668 and $1,327, respectively. For the years ended December 31, 2024, 2023 and 2022, the Company recognized loss of nil, nil and nil on disposed of property and equipment in the consolidated statements of operations, respectively. There was no impairment recorded for these property and equipment for the years ended December 31, 2024, 2023 and 2022.